Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2020	Jul. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Warrant to purchase shares				$ 8,860
Fair value				$ 30,000
Exercise price				$ 8.61
Preferred stock warrants outstanding	$ 0
Aggregate cash proceed of redeemable convertible preferred stock warrant			$ 4,288,000
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Warrant to purchase shares		400,000
Series A Redeemable Convertible Preferred Stock Warrants
Class of Stock [Line Items]
Number of redeemable convertible preferred stock warrants converted	500,000
Common stock warrants / Common stock issued upon conversion	63,000
Warrants exercise price	$ 7.96
Common stock warrants expiration date	2025-09
Series B Redeemable Convertible Preferred Stock Warrants
Class of Stock [Line Items]
Common stock warrants / Common stock issued upon conversion	65,000
Warrants exercise price	$ 2.2674
Number of redeemable convertible preferred stock warrants converted	2,176,000
Share price	$ 27.00
Series C Redeemable Convertible Preferred Stock Warrants
Class of Stock [Line Items]
Common stock warrants / Common stock issued upon conversion	209,000
Warrants exercise price	$ 2.5915
Number of redeemable convertible preferred stock warrants converted	1,655,000
Aggregate cash proceed of redeemable convertible preferred stock warrant	$ 4,300,000